Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Current service costs	₩ 235,007	₩ 243,029	₩ 245,047
Net interest costs	(6,397)	538	3,277
Amounts recognized in consolidated statements of comprehensive income	228,610	243,567	248,324
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	156,576	166,734	177,223
Selling and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	71,060	76,265	69,256
Others [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	₩ 974	₩ 568	₩ 1,845